FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a non-recurring basis (Details) - Non-recurring - JPY (¥)	Mar. 31, 2016	Mar. 31, 2015
Assets:
Assets		¥ 0
Liabilities		¥ 0
Total losses
Assets:
Property and equipment	¥ 5,144,000